September 23, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549


RE: Rule 24(f)-2 Notice for Municipal Fund for New York Investors, Inc.
    File No. 2-82278


Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-1170.


Very truly yours,

Terry Thompson
Secretary

Enclosures



                   U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                 FORM 24f-2
                      Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer: Municipal Fund for New York Investors, Inc.
                                400 Bellevue Parkway
                                Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Class A Common Stock, Par Value $.001

3.  Investment Company Act File Number:      811-3678

    Securities Act File Number:        2-82278

4.  Last day of fiscal year for which this notice is filed:  July 31, 1997

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                              [      ]

6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                 Number of               Aggregate
    Name of Portfolio         Portfolio Shares          Sales Price

         Class A                168,507,520             $168,507,520

9. Number and aggregate sale price of securities sold during the fiscal year:

                                 Number of               Aggregate
    Name of Portfolio         Portfolio Shares          Sales Price

         Class A               1,310,942,072           $1,310,942,072

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                 Number of               Aggregate
    Name of Portfolio         Portfolio Shares          Sales Price

         Class A               1,142,434,552           $1,142,434,552

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                 Number of               Aggregate
    Name of Portfolio         Portfolio Shares          Sales Price

         Class A                  442,106                 $442,106

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
    fiscal year in reliance on rule 24f-2 (from Item 10):   $ 1,142,434,552

    (ii) Aggregate price of shares issued in connection
    with dividend reinvestment plans (from Item 11,
    if applicable):                                         +       442,106

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                 - 1,312,585,979

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                 +        0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                             $  (169,709,321)

    (vi) Multiplier prescribed by Section 6(b) of the
    Securities Act of 1933 or other applicable law
    or regulation:                                           /      3300

    (vii) Fee due [line (i) or line (v) multiplied by
    line (vi)]:                                              $        0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                        [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:      /s/Edward J. Roach
         Edward J. Roach
         President and Treasurer

Date:    September 10, 1997



September 22, 1997

Municipal Fund for New York
  Investors, Inc.
Bellevue Park Corporate Center
Suite 100
400 Bellevue Parkway
Wilmington, DE 19809

Re: Rule 24f-2 Notice for Municipal Fund for New York Investors, Inc. (Registration No. 2-82278)

Gentlemen:

We have acted as counsel for Municipal Fund for New York Investors, Inc., a Maryland corporation (the "Fund"), in connection with the registration under the Securities Act of 1933, as amended, of shares of the Fund's Class A Common Stock, Class A Common Stock - Special Series 1 and Class A Common Stock- Special Series 2 made definite by the Fund's September 10, 1997 Rule 24f-2 Notice accompanying this opinion (collectively, the "Shares").

In giving the opinion stated below, we have reviewed the Fund's Charter, its By-Laws, resolutions adopted by its Board of Directors and shareholders and such other legal and factual matters as we have deemed appropriate; we have relied upon a certificate of the Fund's transfer agent as to certain matters including whether at any time during the Fund's fiscal year ended July 31, 1997 the number of issued and outstanding Shares of any class or series of the Fund's Common Stock exceeded the number of such Shares that the Fund was then authorized to issue; and we have assumed the accuracy of the information in the Rule 24f-2 Notice. We express no opinion concerning the laws of any jurisdiction other than the Maryland General Corporation Law and the Federal law of the United States of America.

Based on the foregoing, we are of the opinion that the Shares were, when issued for payment as described in the Fund's prospectus, legally issued, fully paid and non-assessable by the Fund.

We hereby consent to the filing of this opinion with the Securities and Exchange Commission as part of the Fund's Rule 24f-2 Notice.


Very truly yours,


/s/Drinker Biddle & Reath LLP
DRINKER BIDDLE & REATH LLP